Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2024
Net Income (Loss) Per Share [Abstract]
Net income (loss) per share

14. Net income (loss) per share

The following table sets forth the basic and diluted net income (loss) per share computation and provides a reconciliation of the numerator and denominator for the years ended December 31, 2022, 2023 and 2024:

	For the years ended December 31,
	2022		2023		2024
Numerator:
Net income/(loss) attributable to ordinary shareholders	NT$	14,829	NT$	(50,026)	NT$	(120,614)
Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted		30,160,374		30,160,374		37,595,020
Basic and diluted net income/(loss) per share attributable to ordinary shareholders	NT$	0.49	NT$	(1.66)	NT$	(3.21)